Employee benefits - Expected benefit payments (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Employee benefits
Disbursement of cash flow in 2020	$ 105
2020 | Overfunded pension plans
Employee benefits
Expected benefit payments	259
2020 | Underfunded pension plans
Employee benefits
Expected benefit payments	235
2020 | Other benefits
Employee benefits
Expected benefit payments	65
2021 | Overfunded pension plans
Employee benefits
Expected benefit payments	266
2021 | Underfunded pension plans
Employee benefits
Expected benefit payments	236
2021 | Other benefits
Employee benefits
Expected benefit payments	66
2022 | Overfunded pension plans
Employee benefits
Expected benefit payments	273
2022 | Underfunded pension plans
Employee benefits
Expected benefit payments	238
2022 | Other benefits
Employee benefits
Expected benefit payments	68
2023 | Overfunded pension plans
Employee benefits
Expected benefit payments	280
2023 | Underfunded pension plans
Employee benefits
Expected benefit payments	240
2023 | Other benefits
Employee benefits
Expected benefit payments	70
2024 | Overfunded pension plans
Employee benefits
Expected benefit payments	285
2024 | Underfunded pension plans
Employee benefits
Expected benefit payments	242
2024 | Other benefits
Employee benefits
Expected benefit payments	73
2025 and thereafter | Overfunded pension plans
Employee benefits
Expected benefit payments	1,494
2025 and thereafter | Underfunded pension plans
Employee benefits
Expected benefit payments	1,206
2025 and thereafter | Other benefits
Employee benefits
Expected benefit payments	$ 381